Current and long-term debt - 2023 $49.1 million credit facility (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) tanker	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel			1
Borrowings			$ 861,967,000	$ 1,588,290,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns			99,000,000
Borrowings			877,993,000	1,617,439,000
2023 $49.1 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 49,100,000
Borrowings instrument, term		5 years
Periodic borrowing payment amount		$ 1,200,000
Net debt to capitalization ratio		0.65
Consolidated tangible net worth		$ 1,600,000,000
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Minimum ratio for fair value of vessels		150.00%
2023 $49.1 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Drawdowns			0
Borrowings			$ 41,010,000	$ 45,626,000
2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000
2023 $49.1 Million Credit Facility | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Liquidity requirement, per each owned ship		500,000
Liquidity requirement, per each chartered-in ship		$ 250,000
2023 $49.1 Million Credit Facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		1.90%
2023 $49.1 Million Credit Facility | STI Rose and STI Rambla | LR2
Disclosure of detailed information about borrowings [line items]
Drawdowns	$ 49,100,000
Number of vessels | tanker	2